Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions
24.	Acquisitions
Transactions with Chaodian
Prior to 2020, the Group held 63.6% of equity interest in Chaodian. In September 2020, the Company acquired the rest of noncontrolling interests of Chaodian, with the total consideration of RMB744.6 million including with a cash consideration of RMB250.5 million and 1,731,100 Class Z ordinary shares. The consideration was determined by referenced to a third-party valuer’s valuation. The difference between the total consideration and the carrying value of the noncontrolling interest of Chaodian was recognized as additional paid-in capital, amounting to RMB193.3 million. Following the completion of this transaction, the Company held 100% of equity interest in Chaodian.
Transactions with one animation content production company (“Anime Business”)
Prior to 2021, the Group held 8.1% equity share of Anime Business through several investments with preferred rights, which was accounted for as long-term investments using alternative measure method. In January 2021, the Group acquired remaining equity with the total consideration of RMB612.3 million, including the cash consideration of RMB369.1 million and 400,000 restricted Class Z ordinary shares. Upon the completion of this transaction in January 2021, the Group held 100% of equity interests in the Anime Business, which became a consolidated subsidiary of the Group.
The consideration of acquisition of Anime Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands

Net assets acquired	189,763
Intangible assets
—Brand	85,000	8 years
—Vendor relationship	75,000	10 years
—Non-compete clause	54,000	6 years
Goodwill	283,402

Total	687,165

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	369,124
Share consideration	243,203
Fair value of previously held equity interests	74,838

Total	687,165

Goodwill arising from this acquisition was attributable to the synergies between ability of animation content production and the Group’s strategy to expand its content library.
Transactions with one Comics distribution company (“Comics Business”)
In November 2021, the Company signed an agreement to acquire all of the equity interests in Comics Business with a total cash consideration of RMB600.0 million. Upon the completion of this transaction, the Group held 100% of equity interests in the Comics Business, which became a consolidated subsidiary of the Group.
The consideration of acquisition of Comics Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands

Net assets acquired	48,764
Intangible assets
—Brand	23,000	10 years
—User base	11,000	3 years
—Copyrights	269,000	8 years
—Technology	4,000	3 years
—Non-compete clause	5,000	2 years
Deferred tax liabilities	(42,133)
Goodwill	281,369

Total	600,000

Total purchase price comprised of:

	Amount RMB in thousands
Cash consideration	600,000
Goodwill arising from this acquisition was attributable to the synergies between ability of comics distribution and the Group’s strategy to expand its content library.
Other acquisitions
For the years ended December 31, 2020 and 2021, the Group completed several other acquisitions, to complement its existing businesses and achieve synergies. The acquired entities individually and in aggregate were insignificant. The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,
	2020	2021	Amortization Period

	Amount
	RMB in thousands
Net assets acquired	18,495	28,320
Intangible assets
—Brand	—	66,000	5 years
—User base	700	1,500	5 years
—Copyrights	49,000	2,100	3 to 10 years
—Technology	—	3,500	5 years
—Vendor relationship	86,000	—	10 years
—On-going projects	69,000	64,000	3 to 4.5 years
—Customer relationship	—	83,000	5 years
—Non-compete clause	—	28,000	6 years
Noncontrolling interests	(44,064)	—
Deferred tax liabilities	(49,140)	—
Goodwill	283,760	477,746

Total	413,751	754,166

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	295,323	244,949
Share consideration	118,428	391,244
Fair value of previously held equity interests	—	117,973

Total	413,751	754,166

Pro forma results of operations for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2021, either individually or in aggregate.